RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits reflected in the financial statements to the Plan’s Form 5500 as of December 31, 2025 and 2024, respectively, and the net change in net assets pursuant to the financial statements to the Plan’s Form 5500 for the year end December 31, 2025.

	2025	2024
Net assets available for benefits pursuant to the financial statements	$671,787,598	$602,476,698
Less: Amounts deemed distributed for tax purposes	(1,754,752)	(1,438,970)
Net assets available for benefits pursuant to Form 5500	$670,032,846	$601,037,728

2025
Net change in net assets available for benefits prior to transfer	$69,380,745
Amounts deemed distributed for tax purposes — 2024	1,438,970
Amounts deemed distributed for tax purposes — 2025	(1,754,752)
Net increase pursuant to Form 5500	$69,064,963